Share-based payment arrangements (Details)	12 Months Ended
	Dec. 31, 2011 USD ($) Plan	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Warrants and options CHF Instrument Y	Dec. 31, 2010 Warrants and options CHF Y	Dec. 31, 2009 Warrants and options CHF Y	Dec. 31, 2011 Warrants and options USD ($) Instrument Y	Dec. 31, 2010 Warrants and options USD ($) Instrument	Dec. 31, 2009 Warrants and options USD ($)	Dec. 31, 2011 Warrants and options Exercise price of 15.30 CHF Y Instrument	Dec. 31, 2011 Warrants and options Exercise price of 26.00 CHF Y Instrument	Dec. 31, 2011 Warrants and options Exercise price of 36.40 CHF Instrument Y	Dec. 31, 2011 Warrants and options Exercise price of 19.00 CHF Instrument Y	Dec. 31, 2011 Warrants and options Exercise price of 22.50 CHF Y Instrument	Dec. 31, 2011 Warrants and options Exercise Price 25.50 CHF Instrument Y
Share-based payment arrangements
Number of share-based payment plans	3
Compensation cost for equity-settled stock based arrangements	$ 67,000,000	$ 66,000,000	$ 66,000,000
Shares that could be issued out of contingent capital for share-based payment arrangements (in shares)	94,000,000
Treasury stock that could be used to settle share-based payment arrangements (in shares)	24,000,000
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation, vesting period (in years)				3 years
Expiration period after date of grant (in years)				6
Time period of interest rate used as the basis for the risk-free rate (in years)				6
Assumptions used for calculations of fair value, warrants and options
Expected volatility (as a percent)				26.00%	30.00%	41.00%
Dividend yield (as a percent)				2.44%	2.35%	2.34%
Expected term (in years)				6	6	6
Risk-free interest rate (as a percent)				1.59%	1.20%	1.93%
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at beginning of period							165,608,354	128,114,150		4,085,000	26,475,740	27,806,410	23,045,500	38,283,500	45,912,204
Number of instruments Granted				46,316,078
Number of instruments Exercised				(7,282,500)
Number of instruments Forfeited				(1,539,374)
Number of instruments outstanding at end of period							165,608,354	128,114,150		4,085,000	26,475,740	27,806,410	23,045,500	38,283,500	45,912,204
Number of instruments Vested and expected to vest at end of period							154,455,269
Number of instruments Exercisable at end of period							65,225,668
Number of shares outstanding at beginning of period (in shares)							33,121,671	25,622,830		817,000	5,295,148	5,561,282	4,609,100	7,656,700	9,182,441
Share-equivalent of instruments granted (in shares)				9,263,216
Share-equivalent of instruments exercised (in shares)				(1,456,500)
Share-equivalent of instruments forfeited (in shares)				(307,875)
Number of shares outstanding at end of period (in shares)							33,121,671	25,622,830		817,000	5,295,148	5,561,282	4,609,100	7,656,700	9,182,441
Share-equivalent of instruments of shares Vested and expected to vest at end of period (in shares)							30,891,054
Share-equivalent of instruments exercisable at end of period (in shares)							13,045,134
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share)				25.00
Weighted-average exercise price, Granted (in Swiss francs per share)				25.50
Weighted-average exercise price, Exercised (in Swiss francs per share)				15.30
Weighted-average exercise price, Forfeited (in Swiss francs per share)				25.33
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share)				25.56	25.00
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share)				25.74
Weighted-average exercise price, Exercisable (in Swiss francs per share)				29.23
Weighted-average remaining contractual term, Outstanding (in years)							3.6			0.1	1.4	2.4	3.4	4.4	5.4
Weighted-average remaining contractual term, Vested and expected to vest (in years)							3.5
Weighted-average remaining contractual term, Exercisable (in years)							2.0
Exercise price (in Swiss francs)										15.30	26.00	36.40	19.00	22.50	25.50
Aggregate intrinsic value, Outstanding				1,900,000
Aggregate intrinsic value, Vested and expected to vest				1,900,000
Aggregate intrinsic value, Exercisable				1,900,000
Number of shares of the entity receivable upon exercise of each warrant and option				5
Cash received upon exercise of options and warrants				26,000,000
Instruments sold to a third party							22,900,000	17,600,000	8,800,000
Share-equivalent of instruments sold to a third party (in shares)							4,600,000	3,500,000	1,800,000
Unrecognized compensation cost, non-vested warrants and option							46,000,000
Weighted average period over which unrecognized share-based compensation costs are expected to be reported (in years)				2.0
Weighted-average grant-date fair value of warrants and options (in Swiss francs per instrument)				0.83	0.81	1.15
Aggregate intrinsic value of instruments exercised (in Swiss Francs)				11,000,000	9,000,000	5,000,000